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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)              DESCRIPTION                                                          COUPON          MATURITY         VALUE

                   MUNICIPAL BONDS   159.7%
                   MASSACHUSETTS   141.2%
$     1,000        Boston, MA Ser A Rfdg (MBIA Insd)                                     5.000 %        02/01/21      $ 1,044,230
      2,000        Boston, MA Wtr & Swr Commn Rev Gen Sr Ser A                           5.000          11/01/21        2,096,960
      1,000        Holyoke, MA Gas & Elec Dept Rev Ser A (MBIA Insd)                     5.000          12/01/31        1,025,840
      1,000        Martha's Vineyard, MA Ld Bk Rev (AMBAC Insd)                          5.000          05/01/22        1,046,660
      1,000        Massachusetts Bay Trans Auth MA Sales Tax Rev Sr
                   Ser C                                                                 5.000          07/01/26        1,051,820
        120        Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
                   (AMBAC Insd) (AMT)                                                    6.250          07/01/11          120,661
        150        Massachusetts Ed Ln Auth Ed Ln Rev Issue E Ser B
                   (AMBAC Insd) (AMT)                                                    6.300          07/01/12          150,829
      1,220        Massachusetts St College Bldg Auth Proj Rev Ser A
                   (AMBAC)                                                               5.000          05/01/36        1,262,273
      1,000        Massachusetts St Dev Fin Agy M/Srbc Proj Ser A
                   (MBIA Insd)                                                           5.125          08/01/28        1,035,030
      1,000        Massachusetts St Dev Fin Agy Rev College Pharmacy
                   & Allied Hlth Ser D (a)                                               5.000          07/01/35        1,021,970
      1,000        Massachusetts St Dev Fin Agy Rev Curry College Ser
                   A (ACA Insd)                                                          5.000          03/01/35        1,000,300
        250        Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc                    5.000          01/01/24          238,928
        500        Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc                    5.500          01/01/35          502,315
      1,000        Massachusetts St Dev Fin Agy Rev Hampshire College                    5.700          10/01/34        1,043,590
      1,000        Massachusetts St Dev Fin Agy Rev MA College of
                   Pharmacy Ser B (Prerefunded @ 01/01/10)                               6.750          07/01/30        1,102,610
      1,000        Massachusetts St Dev Fin Agy Rev Pharmacy & Allied
                   Hlth Sciences                                                         5.750          07/01/33        1,051,160
      1,000        Massachusetts St Dev Fin Agy Solid Waste Disp Rev
                   Dominion Energy Brayton Point (AMT)                                   5.000          02/01/36        1,004,300
      2,000        Massachusetts St Hlth & Ed Boston College Ser N                       5.125          06/01/33        2,064,160
      1,000        Massachusetts St Hlth & Ed Fac Auth Rev Brandeis
                   Univ Ser I (MBIA Insd)                                                4.750          10/01/28        1,004,630
      1,500        Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys
                   Covenant Hlth                                                         6.000          07/01/31        1,605,750
      1,000        Massachusetts St Hlth & Ed Fac Auth Rev Lahey Clinic
                   Med Ctr Ser C (FGIC Insd)                                             5.000          08/15/30        1,029,660
      1,000        Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem
                   Med Ctr Ser A                                                         6.000          10/01/23        1,000,760
      1,000        Massachusetts St Hlth & Ed Fac Auth Rev UMass Mem
                   Issue Ser D                                                           5.000          07/01/33          999,220
      1,000        Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth
                   Sys Ser C Rfdg (Connie Lee Insd)                                      7.000          07/01/10        1,106,000
      1,000        Massachusetts St Hlth & Ed New England Med Ctr
                   Hosp Ser H (FGIC Insd)                                                5.000          05/15/25        1,028,040
      1,000        Massachusetts St Hsg Fin Agy Hsg Rev Ser H (AMT)                      5.000          12/01/28        1,003,120
      1,000        Massachusetts St Hsg Fin Agy Hsg Rev Single Family
                   Ser 120 (AMT)                                                         5.000          12/01/35        1,003,120
      1,000        Massachusetts St Hsg Fin Agy Hsg Rev Single Family
                   Ser 122 (AMT)                                                         4.850          12/01/31          989,150
      2,075        Massachusetts St Indl Fin Agy Rev Tufts Univ Ser H
                   (MBIA Insd)                                                           4.750          02/15/28        2,081,101
      1,000        Massachusetts St Indl Fin Agy Rev Whitehead Inst
                   Biomedical Resh                                                       5.125          07/01/26        1,000,680
        930        Massachusetts St Indl Fin Agy Wtr Treatment Amern
                   Hingham (AMT)                                                         6.900          12/01/29          940,732
        930        Massachusetts St Indl Fin Agy Wtr Treatment Amern
                   Hingham (AMT)                                                         6.950          12/01/35          940,909
      2,000        Massachusetts St Sch Bldg Auth Dedicated Sales Tax
                   Rev Ser A (FSA Insd)                                                  5.000          08/15/25        2,083,360
      4,000        Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap
                   Apprec Sr Ser C (MBIA Insd)                                             *            01/01/22        1,945,600

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
      2,550        Massachusetts St Tpk Auth Metro Hwy Sys Rev Sub
                   Ser A (AMBAC Insd)                                                    5.000          01/01/39        2,572,976
      3,000        Massachusetts St Tpk Auth Rev Ser A Rfdg
                   (Escrowed to Maturity)                                                5.000          01/01/13        3,138,480
      1,000        Massachusetts St Wtr Pollutn MWRA Pgm Ser A                           5.000          08/01/32        1,025,770
      2,000        Massachusetts St Wtr Res Auth Gen Ser A
                   (AMBAC Insd)                                                          5.000          08/01/31        2,075,740
      1,500        Massachusetts St Wtr Res Auth Gen Ser A Rdfg
                   (MBIA Insd)                                                           5.000          08/01/27        1,567,830
      1,500        Narragansett, MA Regl Sch Dist (AMBAC Insd)                           5.375          06/01/18        1,592,415
      1,000        New Bedford, MA Muni Purp Ln (FGIC Insd)                              5.000          05/01/20        1,047,690
      2,500        New England Ed Ln Mktg Corp MA Student Ln Rev Sub
                   Issue H (Std Lns Gtd) (AMT)                                           6.900          11/01/09        2,574,500
      1,000        Pittsfield, MA (MBIA Insd)                                            5.125          04/15/22        1,060,390
      2,000        University MA Bldg Auth Proj Rev Sr Ser 1 Rfdg
                   (Prerefunded @ 11/01/13) (AMBAC Insd)                                 5.250          11/01/21        2,172,240
      1,975        Westford, MA (AMBAC Insd)                                             5.250          06/01/19        2,121,841
                                                                                                                    -------------
                                                                                                                       58,575,340
                                                                                                                    -------------

                   PUERTO RICO   13.4%
        500        Childrens Tr Fd PR Tob Settlement Rev Bds                             5.500          05/15/39          513,530
      1,000        Childrens Tr Fd PR Tob Settlement Rev Bds                             5.625          05/15/43        1,029,230
      2,000        Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y
                   Rfdg (FSA Insd)                                                       6.250          07/01/21        2,427,300
      2,000        Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap Apprec
                   Ser D (AMBAC Insd) (b)                                          0.000/5.450          07/01/30        1,590,420
                                                                                                                    -------------
                                                                                                                        5,560,480
                                                                                                                    -------------

                   U. S. VIRGIN ISLANDS   5.1%
      1,000        University Virgin Islands Impt Ser A                                  5.375          06/01/34        1,035,360
      1,000        Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
                   Nt Ser A                                                              6.375          10/01/19        1,091,890
                                                                                                                    -------------
                                                                                                                        2,127,250
                                                                                                                    -------------

TOTAL INVESTMENTS   159.7%
   (Cost $62,702,391)                                                                                                  66,263,070

OTHER ASSETS IN EXCESS OF LIABILITIES   0.5%                                                                              238,911

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (60.2%)                                                          (25,002,054)
                                                                                                                    -------------
NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                     $  41,499,927
                                                                                                                    =============

                      Percentages are calculated as a percentage of net
                      assets applicable to common shares.
*                     Zero coupon bond
(a)                   All or a portion of this security has been physically
                      segregated in connection with open futures contracts.
(b)                   Security is a "step-up" bond where the coupon
                      increases or steps up at a predetermined date.
ACA                -  American Capital Access
AGL                -  Assured Guaranty Ltd.
AMBAC              -  AMBAC Indemnity Corp.
AMT                -  Alternative Minimum Tax
Connie Lee         -  Connie Lee Insurance Co.
FGIC               -  Financial Guaranty Insurance Co.
FSA                -  Financial Security Assurance Inc.
MBIA               -  Municipal Bond Investors Assurance Corp.
Std Lns            -  Student Loans

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

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:



                                                                                                                 UNREALIZED
                                                                                                                APPRECIATION/
                                                                                        CONTRACTS               DEPRECIATION
SHORT CONTRACTS:

U.S. Treasury Notes 10-Year Futures, September 2006 (Current Notional Value of
$106,031 per contract)                                                                      63                   $ (55,873)
                                                                                        ---------                ---------



SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS

                                                                 PAY/
                                                                RECEIVE                                                 UNREALIZED
                                                               FLOATING      FIXED                        NOTIONAL     APPRECIATION/
COUNTERPARTY                   FLOATING RATE INDEX               RATE        RATE     EXPIRATION DATE   AMOUNT(000)    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index     Receive      4.480%         09/28/26       $   850      $  (19,161)
JP Morgan Chase Bank, N.A.     USD-BMA Municipal Swap Index     Receive      4.474%         10/03/26           770         (16,681)
                                                                                                        ---------------------------
                                                                                                           $ 1,620      $  (35,842)
                                                                                                        ===========================

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006